Intangible assets - Disclosure of Customer Relationships by Operating Segment (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 611,075	€ 605,508
ShipUp
Disclosure of detailed information about intangible assets [line items]
Software			€ 2,700
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 4,150	€ 4,466